INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 24,658	$ 27,710	$ 18,762
Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,769	14,388
Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	11,261	11,650
North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets with indefinite useful life	876	667
Service concession arrangements [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,800	1,800
Service concession arrangements [member] | Brazilian regulated gas transmission business [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,900	3,900
Service concession arrangements [member] | Indian Toll Road [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	2,600	2,700
Access agreements [Member] | Australian regulated terminal [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets		1,800
Customer-related intangible assets [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,100	5,300
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	30 years
Customer-related intangible assets [member] | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,900	2,000
Customer-related intangible assets [member] | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,400	1,400
Customer-related intangible assets [member] | Bottom of range | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	10 years
Customer-related intangible assets [member] | Bottom of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	10 years
Customer-related intangible assets [member] | Top of range | North American Rail Operations [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Customer-related intangible assets [member] | Top of range | Residential infrastructure operation [Member] | Infrastructure
Disclosure of detailed information about intangible assets [line items]
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	20 years
Copyrights, patents and other industrial property rights, service and operating rights [member] | Private Equity
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 3,200	$ 3,200
Useful Lives Or Amortisation Rates, Intangible Assets Other Than Goodwill, Period	15 years